UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    February 2, 2004
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:        $194442
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     2326   783100 SH       SOLE                    20000            763100
AMERICAN INTL GROUP COM        COM              026874107     7454   112459 SH       SOLE                     4300            108159
AMGEN INC COM                  COM              031162100     6905   111756 SH       SOLE                     4200            107556
AUTOMATIC DATA PROCESS COM     COM              053015103     6046   152650 SH       SOLE                     7100            145550
AVERY DENNISON CORP COM        COM              053611109     5816   103829 SH       SOLE                     4600             99229
BED BATH & BEYOND INC COM      COM              075896100     6242   144000 SH       SOLE                     6800            137200
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     9086    84405 SH       SOLE                     3100             81305
CISCO SYS INC COM              COM              17275R102     6725   277561 SH       SOLE                    11800            265761
CITIGROUP INC COM              COM              172967101      231     4756 SH       SOLE                                       4756
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109     1017    22154 SH       SOLE                                      22154
DUKE ENERGY CORP COM           COM              264399106     2562   125300 SH       SOLE                                     125300
EXXON MOBIL CORP COM           COM              30231G102     8105   197681 SH       SOLE                     6500            191181
FISERV INC COM                 COM              337738108     5139   129975 SH       SOLE                     7000            122975
GENERAL DYNAMICS CORP COM      COM              369550108     6919    76551 SH       SOLE                     3300             73251
GENERAL ELEC CO COM            COM              369604103     6661   215009 SH       SOLE                     8600            206409
HOME DEPOT INC COM             COM              437076102     6903   194501 SH       SOLE                     7600            186901
ILLINOIS TOOL WKS INC COM      COM              452308109     7313    87155 SH       SOLE                     3200             83955
INTERNATIONAL BUS MACH COM     COM              459200101     5664    61116 SH       SOLE                     3100             58016
JOHNSON & JOHNSON COM          COM              478160104     7906   153047 SH       SOLE                     5500            147547
KINDER MORGAN ENERGY UT LTD PA COM              494550106     1978    40150 SH       SOLE                                      40150
KOHLS CORP COM                 COM              500255104      206     4575 SH       SOLE                                       4575
MARSH & MCLENNAN COS COM       COM              571748102     5960   124455 SH       SOLE                     5700            118755
MCGRAW HILL COS INC COM        COM              580645109     6800    97252 SH       SOLE                     3900             93352
MEDTRONIC INC COM              COM              585055106     7191   147942 SH       SOLE                     5500            142442
MICROSOFT CORP COM             COM              594918104     6179   225740 SH       SOLE                     9800            215940
MORGAN STANLEY COM             COM              617446448     7081   122355 SH       SOLE                     4800            117555
PFIZER INC COM                 COM              717081103     6054   171364 SH       SOLE                     7900            163464
STRYKER CORP COM               COM              863667101     5198    61150 SH       SOLE                     3400             57750
SYNOPSYS INC COM               COM              871607107     5247   154950 SH       SOLE                     8800            146150
T ROWE PRICE GROUP INC         COM              74144T108     7259   153119 SH       SOLE                     6200            146919
UNITEDHEALTH GROUP INC         COM              91324P102     6141   105550 SH       SOLE                     5000            100550
WAL MART STORES INC COM        COM              931142103      265     4999 SH       SOLE                                       4999
WELLS FARGO & CO COM           COM              949746101     8591   145881 SH       SOLE                     4500            141381
BP P L C SPONSORED ADR         ADR              055622104     6280   127245 SH       SOLE                     5900            121345
NOKIA CORP SPONSORED ADR       ADR              654902204     4989   293500 SH       SOLE                    15400            278100